Remuneration of key management - Remuneration of group leadership team (Details) - Group leadership team - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Short-term benefits	€ 14	€ 13	€ 17
Post-employment benefits	1	1	1
Share-based payments	12	13	13
Termination benefits	4	0	1
Total	€ 31	€ 27	€ 32